Related party transactions (Details Textual) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Noncontrolling interest	$ (2)	$ (2)	$ (6)
Parent Company [Member]
Noncontrolling Interest, Ownership Percentage by Parent		85.00%
Alexander Fassbender [Member]
Noncontrolling Interest, Ownership Percentage by Parent		7.50%
Unrelated Third Party [Member]
Noncontrolling Interest, Ownership Percentage by Parent		7.50%